Condensed Financial Information of Parent Company - Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	¥ (148,164)	$ (21,284)	¥ (112,942)	¥ (60,120)
Cash flows used in investing activities	100,246	14,401	(417,716)	69,901
Cash flows provided by financing activities	(16,344)	(2,347)	443,978	377,191
Effect of exchange rate changes on cash	2,522	362	14,919	(11,790)
Cash and cash equivalents at the beginning of year	344,722	49,516	416,483	41,301
Cash, cash equivalents and restricted cash at the end of year	282,982	40,648	344,722	416,483
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows used in operating activities	(11,422)	(1,641)	(6,722)	(8,616)
Cash flows used in investing activities	(119,440)	(17,156)	(362,380)	(262,776)
Cash flows provided by financing activities	(16,344)	(2,348)	438,923	340,394
Effect of exchange rate changes on cash	2,121	305	360	(453)
Net (decrease)/increase in cash and cash equivalents	(145,085)	(20,840)	70,181	68,549
Cash and cash equivalents at the beginning of year	147,113	21,131	76,932	8,383
Cash, cash equivalents and restricted cash at the end of year	¥ 2,028	$ 291	¥ 147,113	¥ 76,932